Related party transactions - SeaMex Receivables and Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Seller’s credit	$ 517	$ 313
SeaMex Limited | Equity Method Investee
Related Party Transaction [Line Items]
Interest on related party balances	1.50%
Seller’s credit	$ 250	0
Short term funding	45	0
SeaMex Limited | Equity Method Investee | Other Related Party Receivables
Related Party Transaction [Line Items]
Other receivables	$ 34	$ 0